SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of consolidation	Basis of consolidation The consolidated financial statements include the accounts of Perion and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated.
Use of estimates
Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from those estimates. On an ongoing basis, the Company's management evaluates its estimates, including those related to sales allowances and allowance for credit losses, fair value of intangible assets and goodwill, useful lives of intangible assets, fair value of share-based awards, realizability of deferred tax assets, tax uncertainties, and contingent liabilities, among others. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of the Company’s assets and liabilities.

Financial statements in U.S. dollars
Financial statements in U.S. dollars
The reporting currency of the Company is the U.S. dollar (“USD”). Major parts of the Company’s operations are carried out by the Company and its subsidiaries in the United States and Israel. The functional currency of these entities is the USD. Accordingly, monetary accounts maintained in currencies other than the USD are remeasured into USD, in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses resulting from the re-measurement of the monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate.
Management believes that the USD is the currency of the primary economic environment in which the Company operates. The financial statements of other subsidiaries, whose functional currency is determined to be their local currency, have been translated into USD. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for each applicable quarter. The resulting translation adjustments are reported as an accumulated other comprehensive income (loss) component of shareholders' equity.

Cash and cash equivalents and short-term deposits
Cash and cash equivalents and short-term deposits
The Company considers all short-term, highly liquid and unrestricted cash balances, with stated maturities of three months or less from date of purchase, as cash equivalents. Short-term deposits are bank deposits with maturities of more than three months but less than one year at the date acquired. The short-term deposits as of December 31, 2022 and 2021 are denominated primarily in USD and bear interest at an average annual rate of 3.82% and 0.79%, respectively.

Restricted cash
Restricted cash
Restricted cash is comprised primarily of security deposits that are held to secure the Company’s lease obligations. As of December 31, 2022 and 2021, restricted cash balances were $1,295 and $1,089 respectively.

Accounts receivable and allowance for credit losses
Accounts receivable and allowance for credit losses
Accounts receivables are stated at realizable value, net of an allowance for credit losses. The Company evaluates its outstanding accounts receivable and establishes an allowance for credit losses based on information available on their credit condition, current aging, historical experience and future economic and market conditions. These allowances are reevaluated and adjusted periodically as additional information is available.

As of December 31, 2022 and 2021, the Company has recorded an allowance for credit losses in the amounts of $2,134 and $891, respectively.

Total expenses for doubtful debts during 2022, 2021 and 2020 amounted to $210, $82 and $323, respectively.

Property and equipment
Property and equipment
Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:
%
Computers and peripheral equipment	33
Office furniture and equipment	6 - 15
Leasehold improvements are amortized using the straight-line method over the term of the lease or the estimated useful life of the improvements, whichever is shorter.

Leases
Leases
The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, and Short-term and long-term operating lease liabilities in the Company’s consolidated balance sheets.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term.

The Company uses incremental borrowing rates based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

The Company elected the practical expedient allowing not to separate the lease and non-lease components for its leases.

Intangible assets
Intangible assets
Intangible assets that are not considered to have finite useful life are amortized over their estimated useful lives. The Customer Relationship, technology and trade name are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such intangible assets as compared to the straight-line method

Impairment of long-lived assets, including Right-of-use assets and intangible assets subject to amortization
Impairment of long-lived assets, including Right-of-use assets and intangible assets subject to amortization
The Company’s long-lived assets (assets group) to be held or used, including property and equipment, right of use assets and intangible assets subject to amortization are reviewed for impairment in accordance with ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets", whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The recoverability of these assets is measured by comparing the carrying amounts of the asset (assets group) to the future undiscounted cash flows the assets are expected to generate. If the long-lived assets are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset exceeds its fair market value.
In determining the fair values of long-lived assets for the purpose of measuring impairment, the Company's assumptions include those that market participants will consider in valuations of similar assets.

Following an impairment review of our long-lived assets for 2022, 2021 and 2020, it was concluded that no such impairment charges should be recorded.

Goodwill
Goodwill
Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Goodwill is not amortized but instead is tested for impairment, in accordance with ASC 350, “Intangibles – Goodwill and Other”, at the reporting unit level, at least annually at December 31 each year, or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. Any excess of the carrying amount of the reporting unit over its fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value.
The majority of the inputs used in the discounted cash flow model to determine the fair value of the reporting units are unobservable and thus are considered to be Level 3 inputs. Refer to Note 6 for further information.

Business combinations

Business combinations

The Company accounted for business combination in accordance with ASC 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price is allocated to goodwill. During the measurement period, not to exceed one year from the date of acquisition, the Company may record adjustments to the assets acquired and liabilities assumed, with a corresponding offset to goodwill only for adjustments resulting from facts and circumstances that existed as of the acquisition date. After the measurement period, any subsequent adjustments are reflected in the consolidated statements of income.

Acquisition related costs are expensed to the statement of income in the period incurred.

Revenue recognition

Revenue recognition

The Company applies the provisions of Accounting Standards Codification 606, Revenue from Contracts with Customers ("ASC 606" or "Topic 606").

The Company applies the practical expedient for incremental costs of obtaining contracts when the associated revenue is recognized over less than one year.

The Company generates revenue primarily from two major sources:
Display Advertising Revenue (“Advertising”) - the Company generates advertising revenue from delivering high impact ad formats through different channels – display, social and video/CTV, creatively designed to capture consumer attention and drive engagement, across a hand-picked portfolio of websites and mobile applications. The Company also generates advertising revenue from content optimization solutions and services, which are being recognizes once the advertisement partners serve their advertisement across owned and operated properties as well as those of the Company publishers. In addition, the Company generates revenue from the use of its platform in online media channels which connects video and display advertisements derived from advertising partners to advertising inventory available within its publisher’s network.
Search Advertising Revenue (“Search Monetization”) - the Company obtains its search revenue from service agreements with its search partners. Search revenue is generated primarily from monthly transaction volume-based fees earned by the Company for making its applications available to online publishers and app developers on a revenue share basis relative to the revenue generated by the search partners.
For more disaggregated information of revenue refer to Note 16.
The Company’s payments terms are less than one year. Therefore, no finance component is recognized.
The Company evaluates whether Search Monetization and Advertising Revenue should be presented on a gross basis, which is the amount that a customer pays for the service, or on a net basis, which is the amount of the customer payment less amounts the Company pays to publishers. In making that evaluation, the Company considers whether it controls the promised good or service before transferring that good or service to the customer. The Company considers indicators such as whether the Company is the primary obligor in the arrangement

Generally, in cases in which the Company controls the specified good or service before it is transferred to a customer, revenue is recorded on a gross basis.

Remaining performance obligations (RPOs) represent amounts collected on contracted revenue that have not yet been recognized. As of December 31, 2022, the aggregate amount of the RPOs was $2,377. The Company anticipates that it will satisfy all of its remaining performance obligation associated with the deferred revenue within the prospective fiscal year.
Accounts receivable includes amounts billed and currently due from customers.
Deferred revenue are recorded when payments are received from customers in advance of the Company's rendering of services.
Revenue recognized during 2022 from amounts included within the Deferred revenue balance at the beginning of the period amounted to $3,852.

Cost of revenue
Cost of revenue
Cost of revenue consists primarily of expenses associated with the operation of the Company’s server hosting, data verification and targeting, campaign creative, labor, as well as content acquisition costs and customer support.

Traffic acquisition costs and media buy
Traffic acquisition costs and media buy
Traffic acquisition costs and media buy consist primarily of payments to publishers and developers who distribute the Company’s search properties together with their products, as well as the cost of distributing the Company own products. In addition, media buy costs consist of the costs of advertising inventory incurred to deliver ads. Traffic acquisition costs are primarily based on revenue share agreements with the Company traffic sources and the media buy cost are primarily based on CPC (Cost-per-click) and CPM (Cost-per-thousand), which are charged as incurred.

Research and development costs
Research and development costs

The Company capitalized certain internal and external software development costs, consisting primarily of direct labor associated with creating the internally developed software. During 2021, 2020, depreciation expense for the related capitalized internally developed software in the consolidated statements of income amounted to $1,392, and $3,056, respectively. No expense related to internally developed software incurred in 2022.

Research and development costs are charged to the statement of income as incurred.

Income taxes
Income taxes
The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This Statement prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. To the extent necessary, the Company provides a valuation allowance to reduce deferred tax assets to their estimated realizable value.

The Company accounts for uncertain tax positions in accordance with ASC 740, which contains a two-step approach for recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Severance pay
Severance pay
The Company's agreements with employees in Israel are in accordance with section 14 of the Severance Pay Law, 1963 (“Section 14”), where the Company's contributions for severance pay is paid to the employee upon termination instead of the severance liability that would otherwise be payable under the law as aforementioned. Upon contribution to a fund, based on the full amount of the employee's monthly salary, and release of the fund to the employee, no additional severance payments are required to be made by the Company to the employee. Therefore, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to such employees once the deposit amounts have been paid.
Severance expenses for the years ended December 31, 2022, 2021 and 2020 amounted to $2,809, $2,612, and $1,812, respectively. The balances of severance deposits and accrued severance pay are immaterial and included in other assets and other long-term liabilities on the accompanying balance sheets, respectively.

Employee benefit plan
Employee benefit plan
The Company’s U.S. operations maintain a retirement plan (the “U.S. Plan”) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service’s annual contribution limit. The Company matches up to 100% of each participant’s contributions, up to 4% of employee deferral. Contributions to the U.S. Plan are recorded during the year contributed as an expense in the consolidated statement of income.
Total employer 401(k) contributions for the years ended December 31, 2022, 2021 and 2020 were $865, $683, and $624, respectively.

Comprehensive income (loss)
Comprehensive income (loss)
The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its other comprehensive income (loss) relates to hedging derivative instruments and foreign currency translation adjustments.

Net earnings per share
Net earnings per share
In accordance with ASC 260, "Earnings Per Share", basic net earnings per share ("Basic EPS") is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net earnings per share ("Diluted EPS") reflects the potential dilution that could occur if share options, restricted shares and other commitments to issue ordinary shares were exercised or equity awards vested, resulting in the issuance of ordinary shares that could share in the net earnings of the Company.
The weighted average number of ordinary shares related to the outstanding options, restricted shares, convertible debt and warrants excluded from the calculations of diluted net earnings per ordinary share, as these securities are anti-dilutive, was 456,696, 1,035,307, and 3,178,024 for the years ended December 31, 2022, 2021 and 2020, respectively.

Concentrations of credit risk
Concentrations of credit risk
Financial instruments, which potentially subject the Company to a concentration of credit risk, consist primarily of cash and cash equivalents, bank deposits, restricted cash and accounts receivable.
The majority of the Company’s cash and cash equivalents, bank deposits and restricted cash are invested in USD instruments with major banks in the U.S. and Israel. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk.
The Company’s major customers are financially sound, and the Company believes low credit risk is associated with these customers. To date, the Company has not experienced any material credit losses.

The allowance against gross trade receivables reflects the current expected credit loss inherent in the receivables portfolio determined based on the Company’s methodology. The Company’s methodology is based on historical collection experience, customer creditworthiness, current and future economic condition, and market condition. Additionally, specific allowance amounts are established to record the appropriate provision for customers that have a higher probability of default. Trade receivables are written off after all reasonable means to collect the full amount have been exhausted.

Share-based compensation
Share-based compensation
The Company accounts for share-based compensation under ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees, contractors, and directors. ASC 718 requires companies to estimate the fair value of equity-based awards on the date of grant, using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income. The Company estimates forfeitures to be estimated at the time of grant, and revised if necessary in subsequent periods, if actual forfeitures differ from those estimates.
The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on service conditions, using the straight-line method, over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures. For performance-based share units, the Company recognizes compensation expenses for the value of such awards, if and when the Company concludes that it is probable that a performance condition will be achieved based on the accelerated attribution method over the requisite service period. The Company reassess the probability of vesting at each reporting period for awards with performance conditions and adjust compensation cost based on its probability assessment.

The Company accounted for changes in award terms as a modification in accordance with ASC 718.
The Company estimates the fair value of its new share-based awards using the Binomial option-pricing model.
The following table presents the various assumptions used to estimate the fair value of the Company's share-based awards granted to employees and directors in the periods presented:
	Year ended December 31
	2022	2021	2020

Risk-free interest rate	1.92% - 4.29%	0.94% - 1.52%	0.29% - 1.60%
Expected volatility	*) -	59% - 60%	53% - 59%
Early exercise factor	130% - 200%	130% - 200%	110% - 200%
Forfeiture rate post vesting	1% - 28%	1% - 27%	0% - 34%
Dividend yield	0%	0%	0%

*) Only RSUs were granted

The expected volatility is calculated based on the actual historical share price movements of the Company’s share. The expected option term represents the period that the Company’s share options are expected to be outstanding. The early exercise factor and the forfeiture rate post-vesting are calculated based on the Company’s estimated early exercise and post-vesting forfeiture multiples, which are based on comparable companies and on actual historical data. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds, with a term which is equivalent to the expected term of the share-based awards. The dividend yield is based on the current decision of the Company’s management not to distribute any dividends.
The fair value of restricted share units (“RSU”) is based on the market value of the underlying shares on the date of grant.

Derivative instruments
Derivative instruments
The Company accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging", which requires recognizing all derivatives on the balance sheet at fair value. If the derivatives meet the definition of a cash flow hedge and are so designated, depending on the nature of the hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period, or periods, during which the hedged transaction affects earnings. The ineffective portion of a derivative’s change in fair value, if any, is recognized in earnings, as well as gains and losses from a derivative’s change in fair value that are not designated as hedges are recognized in earnings immediately.
In order to mitigate the potential adverse impact on cash flows resulting from fluctuations in the exchange rate of the new Israeli shekels (“ILS”), the Company hedges portions of its forecasted expenses denominated in ILS with SWAP, forward and options contracts. The Company does not speculate in these hedging instruments in order to profit from foreign currency exchanges, nor does it enter into trades for which there are no underlying exposures.
To protect against the increase in value of forecasted foreign currency cash flow resulting mainly from salaries and related benefits paid in ILS during the year, the Company hedges portions of its anticipated payroll denominated in ILS for a period of one to twelve months with forward and options contracts (the “Hedging Contracts”). Accordingly, when the USD strengthens against the ILS, the decline in present value of future ILS currency expenses is offset by losses in the fair value of the Hedging Contracts. Conversely, when the USD weakens, the increase in the present value of future ILS expenses is offset by gains in the fair value of the Hedging Contracts. These Hedging Contracts are designated as cash flow hedges.

The Company follows the requirements of ASC No. 815, Derivatives and Hedging (“ASC 815”), which requires companies to recognize all of their derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in fair value (i.e. gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging transaction and further, on the type of hedging transaction. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation.

The notional value of the Company’s derivative instruments designed as hedging instruments as of December 31, 2022 and 2021, amounted to $14,364 and $5,071, respectively.

The notional value of the Company’s derivative instruments not designed as hedging instruments as of December 31, 2022 and 2021, amounted to $3,576 and $2,876, respectively. Notional values in USD are translated and calculated based on the spot rates for options and swap. Gross notional amounts do not quantify risk or represent assets or liabilities of the Company; however, they are used in the calculation of settlements under the contracts.

Fair value of financial instruments
Fair value of financial instruments
The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term deposits, restricted cash, accounts receivable, and other assets, accounts payable, accrued expenses and other liabilities approximate their fair value due to the short-term maturities of such instruments.

The Company follows the provisions of ASC No. 820, “Fair Value Measurement” (“ASC 820”), which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
In determining a fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing an asset or liability, based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect assumptions that market participants would use in pricing an asset or liability, based on the best information available under given circumstances.
The hierarchy is broken down into three levels, based on the observability of inputs and assumptions, as follows:
•	Level 1 - Observable inputs obtained from independent sources, such as quoted prices for identical assets and liabilities in active markets.
•	Level 2 - Other inputs that are directly or indirectly observable in the market place.
•	Level 3 - Unobservable inputs which are supported by little or no market activity, and unobservable inputs based on the Company's own assumptions used to measure liabilities at fair value. The inputs require significant management judgment or estimation.

Treasury shares
Treasury shares
In the past, the Company repurchased its ordinary shares on the open market. The Company holds the shares as treasury shares and presents their cost as a reduction of shareholders' equity.

Recently Accounting Pronouncements - not yet adopted

Recently Accounting Pronouncements - not yet adopted

In October 2021 the FASB ASU 2021-08, Topic 805 “Business Combinations” – Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. The amendments in this update require that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. To achieve this, an acquirer may assess how the acquiree applied Topic 606 to determine what to record for the acquired revenue contracts. The amendments in this update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, and early adoption is permitted. The adoption of the new guidance will have an immaterial impact on its consolidated financial statements.